S000069539 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ashmore Emerging Markets Debt Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	16.01%	6.21%	9.03%	(15.09%)	(1.65%)